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 CITIGROUP [LOGO]                        GLOBAL TRANSACTION SERVICES
   corporate and                         Two Portland Square
   investment banking                    Portland, ME 04101
                                         Tel 207 879 1900
                                         Fax 207 822 6677

May 1, 2006

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Forum Funds
    File Nos. 2-67052; 811-3023
    CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Statement of Additional Information for Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Small-Cap Growth Fund (Institutional, A and D Shares), Brown Advisory Small-Cap Value Fund (Institutional and A Shares),
Brown Advisory International Fund (Institutional Shares), and Brown Advisory Real Estate Fund (Institutional Shares) dated May 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 25, 2006 accession number 0001193125-06-088043.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker

David Whitaker
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC